22 Cash and cash equivalents (Details) - ARS ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash and banks	$ 1,638	$ 218
Money market funds	2,724	340
Total cash and cash equivalents	$ 4,362	$ 558